ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 5.9%
General Electric Co.	27,608	$4,388,844
Howmet Aerospace, Inc.	55,991	4,346,581
TransDigm Group, Inc.	3,413	4,360,483
		13,095,908

Apparel Retail - 4.0%
Abercrombie & Fitch Co. - Class A(a)	25,426	4,521,760
American Eagle Outfitters, Inc.	215,020	4,291,799
		8,813,559

Application Software - 4.1%
Fair Isaac Corp.(a)	2,995	4,458,537
Nutanix, Inc. - Class A(a)	80,652	4,585,066
		9,043,603

Asset Management & Custody Banks - 7.9%
Ares Management Corp. - Class A	32,595	4,344,262
Blue Owl Capital, Inc. - Class A	247,771	4,397,935
KKR & Co., Inc.	41,581	4,375,985
StepStone Group, Inc. - Class A	96,989	4,450,825
		17,569,007

Building Products - 8.0%
AZEK Co., Inc.(a)	105,121	4,428,748
Carlisle Cos., Inc.	10,649	4,315,081
Lennox International, Inc.	8,268	4,423,215
Trane Technologies PLC	13,388	4,403,715
		17,570,759

Communications Equipment - 2.1%
Arista Networks, Inc.(a)	13,163	4,613,368

Construction & Engineering - 3.9%
Comfort Systems USA, Inc.	13,927	4,235,479
EMCOR Group, Inc.	11,998	4,380,230
		8,615,709

Construction Machinery & Heavy Transportation Equipment - 2.0%
Westinghouse Air Brake Technologies Corp.	27,589	4,360,441

Consumer Electronics - 2.0%
Garmin Ltd.	27,340	4,454,233

Diversified Financial Services - 2.0%
Equitable Holdings, Inc.	109,231	4,463,179

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electric Utilities - 3.8%
Constellation Energy Corp.	20,563	$4,118,152
NRG Energy, Inc.	54,755	4,263,224
		8,381,376

Electrical Components & Equipment - 4.0%
Eaton Corp. PLC	13,960	4,377,158
nVent Electric PLC	58,632	4,491,798
		8,868,956

Food Retail - 2.0%
Sprouts Farmers Market, Inc.(a)	53,531	4,478,403

Footwear - 2.0%
Deckers Outdoor Corp.(a)	4,493	4,348,999

Homefurnishing Retail - 1.9%
Williams-Sonoma, Inc.	14,830	4,187,547

Independent Power Producers & Energy Traders - 2.0%
Vistra Corp.	50,911	4,377,328

Internet Services & Infrastructure - 2.0%
GoDaddy, Inc. - Class A(a)	31,707	4,429,785

Investment Banking & Brokerage - 4.1%
Evercore, Inc. - Class A	22,672	4,725,525
Interactive Brokers Group, Inc. - Class A	36,016	4,415,562
		9,141,087

Life Sciences Tools & Services - 2.0%
Medpace Holdings, Inc.(a)	10,798	4,447,156

Movies & Entertainment - 2.0%
Spotify Technology SA(a)	13,804	4,331,557

Oil & Gas Equipment & Services - 6.1%
TechnipFMC PLC(d)	171,555	4,486,163
Tidewater, Inc.(a)	47,696	4,541,136
Weatherford International PLC(a)(d)	36,519	4,471,752
		13,499,051

Oil & Gas Exploration & Production - 1.8%
SM Energy Co.	90,880	3,928,742

Oil & Gas Storage & Transportation - 2.0%
Targa Resources Corp.	34,416	4,432,093

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 2.0%
Freshpet, Inc.(a)	34,397	$4,450,628

Pharmaceuticals - 2.0%
Eli Lilly & Co.	4,891	4,428,214

Research & Consulting Services - 2.0%
Leidos Holdings, Inc.	30,080	4,388,070

Restaurants - 2.0%
Wingstop, Inc.	10,493	4,434,971

Semiconductors - 3.9%
Micron Technology, Inc.	31,068	4,086,374
Qualcomm, Inc.	22,391	4,459,839
		8,546,213

Steel - 4.1%
Alpha Metallurgical Resources, Inc.	15,713	4,407,968
Carpenter Technology Corp.	41,862	4,587,238
		8,995,206

Technology Hardware, Storage & Peripherals - 2.0%
Western Digital Corp.(a)	58,283	4,416,103

Trading Companies & Distributors - 4.1%
Core & Main, Inc. - Class A(a)	90,356	4,422,022
FTAI Aviation Ltd.(d)	44,029	4,545,114
		8,967,136
TOTAL COMMON STOCKS (Cost $202,571,694)		220,078,387

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(b)	715,457	715,457
TOTAL SHORT-TERM INVESTMENTS (Cost $715,457)		715,457

TOTAL INVESTMENTS - 100.0% (Cost $203,287,151)		$220,793,844
Liabilities in Excess of Other Assets - 0.0%(c)		(26,646)
TOTAL NET ASSETS - 100.0%		$220,767,198

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024 (Unaudited)
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
(d)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

EA Series Trust has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$220,078,387	$—	$—	$220,078,387
Money Market Funds	715,457	—	—	715,457
Total Investments in Securities	$220,793,844	$—	$—	$220,793,844

Refer to the Schedule of Investments for additional information.

During the fiscal period ended June 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.